Capital (Tables)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Assets Subject to Regulatory Capital Requirements

	2011		2010
(Dollars in millions)	Amount	Ratio	Amount	Ratio
SunTrust Banks, Inc.
Tier 1 common	$12,254	9.22%	$10,737	8.08%
Tier 1 capital	14,490	10.90	18,156	13.67
Total capital	18,177	13.67	21,967	16.54
Tier 1 leverage		8.75		10.94
SunTrust Bank
Tier 1 capital	$14,026	10.70%	$13,120	10.05%
Total capital	17,209	13.13	16,424	12.58
Tier 1 leverage		8.69		8.33

Preferred Stock

(Dollars in millions)	2011	2010
Series A (1,725 shares outstanding)	$172	$172
Series B (1,025 shares outstanding at December 31, 2011)	103	—
Series C (35,000 shares outstanding at December 31, 2010)	—	3,442
Series D (13,500 shares outstanding at December 31, 2010)	—	1,328
	$275	$4,942